Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Income Taxes Tables Abstract
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	June 30, 2020	June 30, 2019
Deferred tax assets:
Tax loss carryforward	$2,100,816	$1,424,714
Intangible assets	(371,063)	(450,835)
Stock based compensation	7,453	18,809
Valuation Allowance	(1,737,206)	(992,688)
Net deferred tax assets	$—	$—

Schedule of Income tax Benefits

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended June 30, 2020 and 2019 is as follows:

	2020	2019

Income tax expense at federal statutory rate	21%	21%
State taxes, net of federal benefit	7%	8%
Change in valuation allowance	-28%	-29%
Effective tax rate	—	—